Variable Interest Entities - Schedule of unconsolidated variable interest entities (Details) - VIE not primary beneficiary - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable interest entities
Total on balance sheet exposure	$ 16,724	$ 16,770	$ 15,130
Off-balance sheet - undrawn commitments	3,791	6,378	8,935
Maximum exposure to loss	$ 20,515	$ 23,148	$ 24,065